Major Commitments and Contingencies (Contingencies) (Details) - Personal Injury and Other Claims Provision [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Canada [Member]
Loss Contingency [Abstract]
Increase (decrease) to personal injury and other claims provision pursuant to the results of external actuarial studies	$ 11	$ (11)	$ (11)
Loss Contingency Accrual [Roll Forward]
Beginning of year	168	182	206
Accruals and other	44	16	12
Payments	(32)	(30)	(36)
End of year	180	168	182
Current portion - End of year	24	27	50
U.S. [Member]
Loss Contingency [Abstract]
Increase (decrease) to personal injury and other claims provision pursuant to the results of external actuarial studies	2	(9)	(20)
Loss Contingency Accrual [Roll Forward]
Beginning of year	128	125	141
Accruals and other	34	33	30
Payments	(28)	(39)	(45)
Foreign exchange	(3)	9	(1)
End of year	131	128	125
Current portion - End of year	$ 27	$ 18	$ 25